Acquisition of TCBM Holdings, LLC - Schedule of Fair Value of Net Assets Acquired (Details)	Dec. 31, 2019 USD ($)
Book Value [Member]
Cash	$ 543,411
Inventory	70,580
Property and Equipment	36,363
Total	650,354
Fair Value [Member]
Cash	543,411
Inventory	70,580
Property and Equipment	36,363
Total	650,354
Difference [Member]
Cash
Inventory
Property and Equipment
Total